Severance Indemnities and Pension Plans (Contributed to Plan Assets and Expected to Contribute for Remainder of Fiscal Year) (Detail) ¥ in Billions	6 Months Ended
Sep. 30, 2015 JPY (¥)
Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Severance Indemnities and Pension Plans [Line Items]
For the six months ended September 30, 2015	¥ 26.1
For the remainder of the fiscal year ending March 31, 2016	26.2
Foreign Offices and Subsidiaries, Pension Benefits [Member]
Severance Indemnities and Pension Plans [Line Items]
For the six months ended September 30, 2015	23.4
For the remainder of the fiscal year ending March 31, 2016	1.9
Foreign Offices and Subsidiaries, Other Benefits [Member]
Severance Indemnities and Pension Plans [Line Items]
For the six months ended September 30, 2015	0.7
For the remainder of the fiscal year ending March 31, 2016	¥ 0.7